Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss) for the period	$ (87,656,984)	$ 50,187,237
Adjustments to reconcile net income for the year to net cash from operating activities
Net realized losses on redemptions and sales of bullion	5,400,608	966,565
Change in unrealized (gains) losses on silver bullion	76,160,284	(57,726,059)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	149,442	(46,335)
Increase (decrease) in accounts payable	325,073	(148,220)
Net cash used in operating activities	(5,621,577)	(6,766,812)
Cash flows from investing activities
Purchases of bullion	(7,501,519)	(13,450,769)
Sales of bullion	1,169,773	1,604,223
Net cash provided by (used in) investing activities	(6,331,746)	(11,846,546)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	13,495,524	18,765,423
Payments on redemption of Units (note 7)	(7,717)	(153,122)
Underwriting commissions and issue expenses	(231,620)	(242,530)
Net cash provided by (used in) financing activities	13,256,187	18,369,771
Net increase (decrease) in cash during the period	1,302,864	(243,587)
Cash at beginning of period	2,495,548	2,739,135
Cash at end of period	$ 3,798,412	$ 2,495,548